Segment Information (Details) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended					12 Months Ended					12 Months Ended																																						12 Months Ended
	Dec. 31, 2012 USD ($)	Sep. 30, 2012 USD ($)	Jun. 30, 2012 USD ($)	Mar. 31, 2012 USD ($)	Sep. 30, 2011 USD ($)	Jun. 30, 2011 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2010 USD ($)	Sep. 30, 2012 VEF	Dec. 31, 2011 USD ($)	Sep. 30, 2012 Venezuela Inflationary Accounting [Member] USD ($)	Sep. 30, 2011 Venezuela Inflationary Accounting [Member] USD ($)	Sep. 30, 2010 Venezuela Inflationary Accounting [Member] USD ($)	Sep. 30, 2012 Senior Notes Due May 2021 [Member] USD ($)	Sep. 30, 2011 Senior Notes Due May 2021 [Member] USD ($)	Sep. 30, 2012 Private Placement Notes Early Redemption [Member] USD ($)	Sep. 30, 2012 Private Placement Notes Early Redemption [Member] Interest Expense [Member] USD ($)	Sep. 30, 2012 Wet Shave [Member] USD ($)	Sep. 30, 2011 Wet Shave [Member] USD ($)	Sep. 30, 2010 Wet Shave [Member] USD ($)	Sep. 30, 2012 Alkaline batteries [Member] USD ($)	Sep. 30, 2011 Alkaline batteries [Member] USD ($)	Sep. 30, 2010 Alkaline batteries [Member] USD ($)	Sep. 30, 2012 Other batteries and lighting products [Member] USD ($)	Sep. 30, 2011 Other batteries and lighting products [Member] USD ($)	Sep. 30, 2010 Other batteries and lighting products [Member] USD ($)	Sep. 30, 2012 Skin Care [Member] USD ($)	Sep. 30, 2011 Skin Care [Member] USD ($)	Sep. 30, 2010 Skin Care [Member] USD ($)	Sep. 30, 2012 Feminine Care [Member] USD ($)	Sep. 30, 2011 Feminine Care [Member] USD ($)	Sep. 30, 2010 Feminine Care [Member] USD ($)	Sep. 30, 2012 Infant Care [Member] USD ($)	Sep. 30, 2011 Infant Care [Member] USD ($)	Sep. 30, 2010 Infant Care [Member] USD ($)	Sep. 30, 2012 Other Personal Care Products [Member] USD ($)	Sep. 30, 2011 Other Personal Care Products [Member] USD ($)	Sep. 30, 2010 Other Personal Care Products [Member] USD ($)	Sep. 30, 2012 UNITED STATES USD ($)	Sep. 30, 2011 UNITED STATES USD ($)	Sep. 30, 2010 UNITED STATES USD ($)	Sep. 30, 2012 International USD ($)	Sep. 30, 2011 International USD ($)	Sep. 30, 2010 International USD ($)	Sep. 30, 2012 GERMANY USD ($)	Sep. 30, 2011 GERMANY USD ($)	Sep. 30, 2012 SINGAPORE USD ($)	Sep. 30, 2011 SINGAPORE USD ($)	Sep. 30, 2012 Other International [Member] USD ($)	Sep. 30, 2011 Other International [Member] USD ($)	Sep. 30, 2012 Other International [Member] Maximum [Member]	Sep. 30, 2012 CANADA	Sep. 30, 2010 CANADA	Sep. 30, 2012 Operating Segments [Member] USD ($)	Sep. 30, 2011 Operating Segments [Member] USD ($)	Sep. 30, 2010 Operating Segments [Member] USD ($)	Sep. 30, 2012 Personal Care [Member] USD ($)	Sep. 30, 2011 Personal Care [Member] USD ($)	Sep. 30, 2010 Personal Care [Member] USD ($)	Sep. 30, 2012 Household Products [Member] USD ($)	Sep. 30, 2011 Household Products [Member] USD ($)	Sep. 30, 2010 Household Products [Member] USD ($)	Sep. 30, 2012 Intersegment Elimination [Member] USD ($)	Sep. 30, 2011 Intersegment Elimination [Member] USD ($)	Sep. 30, 2010 Intersegment Elimination [Member] USD ($)	Sep. 30, 2012 Other Restructuring [Member] USD ($)
Segment Reporting Information [Line Items]
Foreign Currency Exchange Rate, Translation												5.6
Long-term Debt		$ 2,370.1			$ 2,312.5				$ 2,370.1	$ 2,312.5							$ 600.0	$ 600.0
Debt Instrument, Interest Rate, Stated Percentage																	4.70%	4.70%
Debt Instrument, Decrease, Repayments, Make Whole Premiums																			19.9
Early Repayment of Debt, Duplicate Interest Expense																				3.0
Segment Reporting Information, Profit (Loss) [Abstract]
Net sales	1,198.1	1,143.2	1,124.1	1,101.8	1,198.8	1,234.5	1,035.3	1,177.1	4,567.2	4,645.7	4,248.3										1,687.6	1,637.4	1,265.1	1,263.4	1,311.7	1,327.9	824.3	884.3	871.8	423.0	417.6	383.0	185.5	195.1	198.8	180.3	198.0	201.7	3.1	1.6	0	2,355.0	2,341.9	2,196.8	2,212.2	2,303.8	2,051.5													2,479.5	2,449.7	2,048.6	2,087.7	2,196.0	2,199.7
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Operating Profit									870.9	819.0	817.7																																																	470.7	408.4	366.6	400.2	410.6	451.1
General corporate and other expenses									(159.0)	(119.9)	(108.4)
Household Products restructuring	7.6	(0.3)	(0.4)	(1.2)	(15.3)	(16.9)	(30.0)	(1.3)	6.8	(79.0)	0																																																										(6.0)
Inventory Adjustments									0	(7.0)	0
ASR integration/transaction costs	(0.9)	(1.4)	(1.5)	(1.5)	(1.2)	(2.5)	(0.9)	(3.8)	(8.4)	(13.5)	(0.5)
Amortization									(22.7)	(21.3)	(13.6)
Venezuela devaluation/other impacts					0.5	0	(1.0)	2.3						0	1.8	18.3
Cost of early debt retirements					(1.9)	(12.5)	0	0	0	(19.9)	0
Interest and other financing items									(122.2)	(150.6)	(133.5)
Earnings before income taxes	208.4		88.8	113.0		100.9	61.0	162.5	565.4	406.0	543.4
Depreciation, Depletion and Amortization [Abstract]
Depreciation and amortization									162.2	181.3	139.2																																														136.7	142.4	123.7	82.0	78.9	57.9	54.7	63.5	65.8	25.5	38.9	15.5
Segment Reporting Information, Additional Information [Abstract]
Segment Reporting Information, Net Assets		2,412.8			2,443.6				2,412.8	2,443.6																																																		1,278.4	1,266.9		1,134.4	1,176.7
Corporate Assets		995.2			734.4				995.2	734.4
Goodwill and other intangible assets net		3,323.2			3,353.5				3,323.2	3,353.5
Assets		6,731.2	6,667.1	6,631.7	6,531.5				6,731.2	6,531.5			6,523.6
Segment Reporting Information, Expenditures for Additions to Long-Lived Assets									111.0	98.0	108.7																																														96.4	97.6	107.4	38.1	36.6	38.2	58.3	61.0	69.2	14.6	0.4	1.3
Disclosure on Geographic Areas, Long-Lived Assets in Entity's Country of Domicile		$ 885.4			$ 917.3				$ 885.4	$ 917.3																																$ 581.1	$ 615.6					$ 81.5	$ 93.3	$ 89.8	$ 81.7	$ 133.0	$ 126.7
Sales Revenue, Goods, Net, Percentage																																																						5.00%	5.30%	5.70%